Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Partnership differences	$ 29,745	$ 38,385
Deferred revenue	23,139	17,326
Capitalized Interest	16,157	0
Total deferred tax liabilities	69,041	55,711
Deferred tax assets:
Net operating capital and other loss carryforwards	66,145	56,032
Provision for impairments on real estate assets	33,321	33,321
Depreciation	0	1,073
Receivables	1,183	3,724
Accrued liabilities	8,500	8,163
Intangibles - management contracts	561	1,126
Tax credit carryforwards	7,724	7,610
Equity compensation	898	947
Other	68	179
Total deferred tax assets	118,400	112,175
Valuation allowance	(4,531)	(4,531)
Net deferred income tax assets	44,828	51,933
Reconciliation of unrecognized tax benefits
Beginning Balance	3,917	4,071	3,079
Reductions as a result of a lapse of the applicable statutes	(684)	0	0
Additions based on tax positions related to prior years	(303)		(992)
Reductions based on tax positions related to prior years		(154)
Ending Balance	$ 3,536	$ 3,917	$ 4,071